As filed with the Securities and Exchange Commission on April 2, 2003

                                      Securities Act Registration No. 333- 56696
                                        Investment Company Act File No. 811-6446
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                     --------------------------------------
                                    FORM N-2
                     --------------------------------------

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]       Pre-Effective Amendment No.    3
                                      --------
[ ]       Post-Effective Amendment No.
                                     and/or
[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]       Amendment No. 3

                               THE CUBA FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
             THE HERZFELD BUILDING, P.O. BOX 161465, MIAMI, FL 33116
                    (Address of Principal Executive Offices)

                                (305) 271 - 1900
              (Registrant's Telephone Number, including Area Code)

                             -----------------------

                               THOMAS J. HERZFELD
                              THE HERZFELD BUILDING
                                 P.O. BOX 161465
                                 MIAMI, FL 33116
                     (Name and Address of Agent for Service)

                            ------------------------
                                   COPIES TO:

                           JOSEPH V. DEL RASO, ESQUIRE
                              PEPPER HAMILTON, LLP
                  3000 TWO LOGAN SQUARE, 18TH AND ARCH STREETS
                           PHILADELPHIA, PA 19103-2799
                                 (215) 981-4000

Approximate Date of Proposed Public Offering: AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     It is proposed that this filing will become effective (check appropriate box)

     [ ]  when declare effective pursuant to section 8(c)

     If appropriate, check the following box:

     [ ] This amendment designates a new effective date for a previously filed registration statement.

     [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ________

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-----------------------------------------------------------------------------------------------------
                                                                 Proposed Maximum
Title of Securities   Amount Being       Proposed Maximum       Aggregate Offering      Amount of
 Being Registered     Registered(1)   Offering Price Per Unit       Price (2)        Registration Fee
-------------------   -------------   -----------------------   ------------------   ----------------
 Common Stock,                                   $                      $                   $
 $.001 par value

(1)  Includes ______ shares subject to the Underwriter's over-allotment option.
(2)  Estimated solely for the purpose of calculating the registration fee.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             Subject to Completion,
                  Preliminary Prospectus dated __________, 2003

PROSPECTUS
----------

                                _________ Shares

                               THE CUBA FUND, INC.

                                  Common Stock

     The Cuba Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. The Fund's investment objective is to seek maximum total return by investing in securities of issuers and companies that are likely, in the opinion of the Adviser, to benefit from political, legal and economic developments in Cuba. The Fund's investment adviser is HERZFELD/CUBA (the "Adviser"), a division of Thomas J. Herzfeld Advisors, Inc.

     To achieve its investment objective, the Fund initially will invest at least 80% of its total assets in securities issued by agricultural commodities, food products, telecommunications and postal delivery service companies doing business in Cuba and, to the extent permissible under United States law, including the Trade Sanctions Reform and Export Enhancement Act of 2002, in a broad range of securities of issuers that engage in substantial trade with and derive substantial revenues from operations in Cuba. If and when the U.S. embargo against Cuba is lifted, the Fund will invest directly in securities of issuers that are strategically linked to Cuba, including companies domiciled in Cuba. Additionally, the Fund may invest up to 20% of its assets in equity and fixed income securities of various other issuers that are not strategically linked to Cuba. The Fund's net asset value can be expected to fluctuate, and no assurance can be given that the Fund will achieve its investment objective. An investment in the Fund's shares should not constitute a complete investment program. See "Investment Objective and Policies."

     U.S. law currently prohibits direct or indirect investment in Cuba, subject to limited exceptions, and there is no assurance that such prohibition will be changed in the foreseeable future. Until the U.S. trade embargo against Cuba is lifted, the Fund will not make any investments prohibited by such embargo. If the prohibition is lifted, the Fund will invest directly in the equity securities of issuers that are strategically linked to Cuba, including issuers domiciled in Cuba. Investment in the Fund's shares involves special considerations that are not normally associated with investments in securities of U.S. companies or in shares of investment companies that invest primarily in the securities of foreign countries. Investment in the Fund may result in greater price volatility and lesser liquidity because of the uncertainties of the securities markets in Central and South America and the Caribbean Basin. If later permitted by U.S. law, an investment in the securities of an issuer domiciled in Cuba would be speculative. See "Risk Factors/Special Considerations."

     Investors are advised to read this prospectus, which sets forth concisely the information about the Fund that a prospective investor ought to know before investing, and retain it for future reference. A statement of additional information dated __________, 2003 and as it may be supplemented, containing additional information regarding the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this prospectus. A copy of the statement of additional information, the table of contents of which appears on page ___ of this prospectus, may be obtained without charge by calling the Fund at (___) ___________. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the statement of additional information, material incorporated by reference, and other information filed electronically with the SEC by the Fund.

     Prior to this Offering, there has been no public market for the Common Stock. Preference will be given to stockholders of the Herzfeld Caribbean Basin Fund, Inc., another closed-end investment company advised by the Adviser, enabling such stockholders to purchase the Common Stock at a lower sales commission. Shares of the Fund are offered by the Fund's underwriter on a best-efforts basis. The underwriter intends to apply for listing of the Common Stock on the [New York] Stock Exchange.

     Shares of closed-end investment companies have in the past frequently traded at discounts from their net asset values and initial offering prices. The risks associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering of the company's shares.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
         THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                      MAXIMUM PRICE TO     MAXIMUM UNDERWRITING     PROCEEDS TO
                         PUBLIC(1)            DISCOUNT(1)(2)          FUND(3)
--------------------------------------------------------------------------------
Per Share...........         $                      $                    $
--------------------------------------------------------------------------------
Total...............         $                      $                    $
--------------------------------------------------------------------------------

(1) The "Maximum Price to Public" and "Maximum Underwriting Discount" per share will be reduced to $_____ and $_____, respectively, for purchases in single transactions of between $_______ and up to $______, to $______ and $______, respectively, for purchases in single transactions of between $_______ up to $_________ and to $____ and $____, respectively, for purchases in single transactions of over $_________. See "Underwriting."
(2) The Fund and the Adviser have agreed to indemnify Thomas J. Herzfeld & Co., Inc. against certain liabilities under the Securities Act of 1933. See "Underwriting."
(3) Before deducting organizational and offering expenses payable by the Fund estimated at $______.

     The shares are offered by Thomas J. Herzfeld & Co., Inc. (the "Underwriter"), subject to prior sale, when, as and if issued by the Fund and accepted by the Underwriter, subject to approval of certain legal matters by counsel for the Underwriter and certain other conditions. The Underwriter reserves the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the shares will be made in Miami, Florida on or about _________________, 2003.

     The address of the Fund is The Herzfeld Building, P.O. Box 161465, Miami, Florida 33116. The Fund's telephone number is (305) 271-1900. Investors are advised to read this prospectus and to retain it for future reference.

                         THOMAS J. HERZFELD & CO., INC.
               THE DATE OF THIS PROSPECTUS IS _____________, 2003

                               PROSPECTUS SUMMARY

The following is qualified by more detailed information contained in the prospectus.

The Fund

The Cuba Fund, Inc. (the "Fund") is a non-diversified, closed-end investment company designed for U.S. and other investors desiring to participate in the potential benefits from political, legal and economic developments in Cuba. See "The Fund" and "Investment Objective and Policies."

Investment Objective and Policies

The Fund's investment objective is to seek maximum total return. The Fund initially will seek to achieve this objective by investing in securities issued by agricultural commodities, food products, telecommunications and postal delivery service companies doing business in Cuba and, to the extent permissible under United States law, including the Trade Sanctions Reform and Export Enhancement Act of 2002, in a broad range of securities of issuers that engage in substantial trade with and derive substantial revenues from operations in Cuba.. If and when the U.S. trade embargo against Cuba is lifted, the Fund will invest directly in securities of issuers that are strategically linked to Cuba, including companies domiciled in Cuba. Additionally, the Fund may invest up to 20% of its assets in equity and fixed income securities of various other issuers which are not strategically linked to Cuba. UNITED STATES LAW CURRENTLY PROHIBITS INVESTMENT IN CUBA, WITH LIMITED EXCEPTIONS. NO ASSURANCES CAN BE GIVEN THAT THE U.S. TRADE EMBARGO AGAINST CUBA WILL BE LIFTED OR THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. See "Risk Factors/Special Considerations" and "Investment Objective and Policies."

The Offering

The Fund is offering _________ shares of its Common Stock ($0.001 par value) through Thomas J. Herzfeld & Co., Inc. (the "Underwriter") on a best-efforts basis. Shares of the Fund will be offered at a maximum offering price of $10 per share during the initial offering period which is expected to terminate on ______________, 2003, unless extended. The maximum underwriting fee shall be $0.80 per share sold. The Fund will issue to purchasers in the initial offering, warrants to purchase _____ additional shares of Common Stock at the offering price. Such warrants will expire 120 days after their date of issuance. Additionally, at the discretion of the Fund's Board of Directors, the Fund intends to conduct a rights offering when the U.S. embargo against Cuba is lifted. Pursuant to such an offering, the Fund would grant rights to its existing stockholders to purchase additional shares of Common Stock at a discount to the Fund's net asset value per share, subject to the approval of stockholders and the requirements of the Investment Company Act of 1940 (the "1940 Act"). The issuance of additional shares of Common Stock through warrants and rights may dilute a stockholder's interest in the Fund. Also, if there is little demand for the Common Stock in the trading market, the additional shares issued through warrants or a rights offering may depress the market price of the Common Stock. All payments received prior to the initial offering termination date will be held in a separate escrow account. The Fund intends to issue shares and commence investment operations on the initial offering termination date. The Fund intends to apply for a listing of the Common Stock on the [New York] Stock Exchange.

Investment Adviser

HERZFELD/CUBA (the "Adviser"), a division of Thomas J. Herzfeld Advisors, Inc. (Herzfeld Advisors), a Miami-based U.S. investment adviser established in 1984, will act as investment adviser to the Fund. The Adviser has acted as investment adviser to The Herzfeld Caribbean Basin Fund, Inc., a closed-end investment company, since 1993. Herzfeld Advisors has served a number of individual clients with regard to advice relating to investment in securities of other closed-end funds. The Adviser expects that if the U.S. trade embargo against Cuba is lifted, it will advise the Fund and possibly other clients with respect to other investment opportunities in Cuba. See "Adviser." The Fund will pay the Adviser a monthly fee at the annual rate of 1.5% of the Fund's average monthly net assets. That fee is higher than the advisory fee paid by most investment companies. See "Adviser."

Risk Factors/Special Considerations

Investing in the securities of non-U.S. issuers will involve certain risks and considerations not typically associated with investing in securities of U.S. issuers. These risks include currency fluctuations, political and economic risks, including nationalization and expropriation, reduced levels of publicly available information concerning issuers, reduced levels of government regulation of foreign securities markets. To the extent investments are made in companies and issuers located in foreign markets/countries they may involve special considerations, such as limited liquidity and small market capitalization of the securities markets in those regions, currency devaluations, high inflation and repatriation restrictions.

Most investments in Cuba, directly or indirectly, are currently prohibited under U.S. law, with limited exceptions. However, if investment in Cuba is permitted under U.S. law, certain considerations not typically associated with investing in securities of U.S. companies should be considered, including: (1) restrictions on foreign investment and on repatriation of capital invested in Cuba; (2) unstable currency exchange and fluctuation; (3) the cost of converting foreign currency into U.S. dollars; (4) potential price volatility and lesser or lack of liquidity of shares listed on a securities market (if one is established); (5) continued political and economic risks including a new government that, if not properly stabilized, may lead to the risk of nationalization or expropriation of assets and the risk of civil war; (6) the absence of a developed legal structure governing private or foreign investments and private property; (7) the absence of a capital market structure or market oriented economy; and (8) the difficulty of assessing the financial status of particular companies. There can be no assurances that the U. S. trade embargo will ever be lifted or, if and when such normalization commences, that the Adviser will be able to identify direct investments in issuers domiciled in Cuba that are acceptable for the Fund.

The possibility of events such as the terrorist attacks in the U.S. on September 11, 2001 and the threat of additional attacks, and the resulting political instability and concerns over safety and security aspects of traveling, have had a significant adverse impact on demand and pricing in the travel and vacation industry, a historically important component of Cuba's economy, and may continue to do so in the future.

As a non-diversified investment company, the Fund's investments will involve greater risks than would be the case for a similar diversified investment company because the Fund is not limited by the 1940 Act, in the percentage of its assets that may be invested in the assets of a single issuer, and, as a result, may be subject to greater risk with respect to portfolio securities. The Fund will seek to qualify for registered investment company status under Subchapter M of the Internal Revenue Code, except if such qualification would severely restrict the Fund's investment opportunities. However, the Fund may have difficulties meeting the diversification requirements under Subchapter M and, therefore, may not qualify for favorable tax treatment under the Internal Revenue Code. See "Risk Factors/Special Considerations" and "Taxation."

Certain corporate actions that may be taken by the Board of Directors may result in dilution of the value of a stockholder's investment in the Fund. Such actions include the payment of dividends in additional shares of Common Stock through the Dividend Reinvestment Plan and issuance of additional shares in a rights offering. Additionally, the Board may authorize the issuance of a preferred class of stock which would adversely affect the rights of owners of the Common Stock. See "Description of Common Stock."

Secondary Market Trading

The Fund intends to apply for listing of its Common Stock on The [New York] Stock Exchange. To the extent shares of the Fund are traded, an investor should be aware that shares of closed-end investment companies frequently trade at a discount from net asset value. During the periods when shares of a closed-end fund trade at a discount from net asset value, the market price of such shares is less than the value of such fund's net assets attributable thereto. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that the Fund's net asset value may decrease. The Fund cannot predict whether its shares will trade at, above, or below net asset value. In the event that Fund shares trade at a discount to net asset value, the Fund has a policy that it will not use any artificial means to narrow the discount. Consequently, during the first fifteen years of the Fund's operations, the Board of Directors does not intend to make any share repurchases, tender offers, buybacks, or to liquidate the Fund, convert to an open-end investment company, merge with another company, or adopt high payout policies. After fifteen years of operations, the Board will review and reconsider this policy.

Certain Charter Provisions

The Fund's Articles of Incorporation include provisions that could have the affect of: inhibiting the Fund's possible conversion to open-end status; limiting the ability of other entities or persons to acquire control of the Fund or to change the Fund's adviser or the composition of its Board of Directors; and depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. See "Description of Common Stock."

Dividends and Distributions

The Fund intends to distribute annually to its stockholders substantially all of its net investment income and net short term capital gains. The Fund will determine annually whether to distribute any net realized net long-term capital gains in excess of net realized short-term capital losses; however, it currently expects to distribute any excess annually to its stockholders. See "Taxation." Pursuant to the Fund's Dividend Reinvestment and Cash Plan, stockholders have the option of having all distributions automatically reinvested in shares of Common Stock to be issued by the Fund. If the market price per share on the valuation date equals or exceeds the net asset value per share on that date, the Fund will issue the new shares to Plan participants at net asset value. If the market price per share on the valuation date is less than net asset value, the Fund will issue the new shares to Plan participants at the average market price per share for a week commencing on the valuation date. The valuation date generally shall be the payment date of the dividend or distribution.

Transfer Agent and Registrar;
Dividend Paying Agent

___________ will act as the Fund's transfer agent and registrar and dividend paying agent. See "Transfer Agent and Registrar; Dividend Paying Agent."

Custodian

_____________ will act as the custodian of the Fund's assets.

                                See "Custodian."

                                    FEE TABLE

STOCKHOLDER TRANSACTION EXPENSES

     Sales Load (as a percentage of the offering price).................    [ ]%

     Dividend Reinvestment Plan Fees....................................    None

ANNUAL FUND  EXPENSES (AS A PERCENTAGE OF NET ASSETS  ATTRIBUTABLE  TO
COMMON SHARES)

     Management Fees....................................................    1.5%

     Interest Payments on Borrowed Funds................................   0.00%

     Other Expenses.....................................................  [0.5]%

          Total Annual Expenses.........................................  [2.0]%

--------------------------------------------------------------------------------
EXAMPLE                              1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
You would pay the following           $[ ]       $[ ]        $[ ]         $[ ]
expenses on a $1,000 investment
assuming a 5% annual return:
--------------------------------------------------------------------------------

     The purpose of the foregoing table, including the example, is to assist stockholders in understanding the various costs and expenses that an investor in the Fund bears, directly or indirectly, but should not be considered a representation of past or future expenses or rate of return. THE ACTUAL EXPENSES OF THE FUND MAY BE GREATER OR LESS THAN THOSE SHOWN. The figures provided under "Other Expenses" are based upon estimated amounts for the current fiscal year. For more complete descriptions of certain of the Fund's costs and expenses, see "Management of the Fund - Expenses of the Fund" in this prospectus and the SAI.

                                    THE FUND

     The Cuba Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company incorporated under the laws of the State of Maryland on October 10, 1991, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will seek to achieve its objective of maximum total return by investing in securities of issuers and companies that are likely, in the opinion of the Adviser, to benefit from political, legal and economic developments in Cuba. See "Investment Objective and Policies." The Fund maintains its principal offices at The Herzfeld Building, P.O. Box 161465, Miami, Florida 33116.

     The Fund's adviser is HERZFELD/CUBA  (the "Adviser"),  a division of Thomas
J.  Herzfeld  Advisors,   Inc.,  a  Miami-based  U.S.  investment  adviser.  See
"Management of the Fund."

                                 USE OF PROCEEDS

     The net proceeds of the Offering, after underwriting discounts and organizational and offering expenses payable by the Fund, are estimated to be $__________ and will be invested in accordance with the policies set forth under "Investment Objective and Policies." The Adviser anticipates that the proceeds will be invested promptly as investment opportunities are identified, depending on market conditions and availability of appropriate securities. The Adviser believes it may take in excess of six months to fully invest the net proceeds of the Offering in light of its belief that Cuban securities, when available for investment, may have relatively small market capitalization and low trading volumes, however it is anticipated substantially all of the proceeds will be invested within two years. Pending such investments, it is anticipated that the proceeds will be invested in short-term money market instruments. All proceeds of the Offering will be paid to the Fund in U.S. dollars. The organizational and offering expenses of the Fund have been advanced by the Adviser and will be repaid by the Fund from the proceeds of the Offering.

                        INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is to seek maximum total return. The Fund will pursue its objective by investing primarily in securities of issuers and companies that are likely, in the opinion of the Adviser, to benefit from political, legal and economic developments in Cuba. Under normal market conditions, the Fund initially will invest at least 80% of its total assets in securities issued by agricultural commodities, food products, telecommunications and postal delivery service companies doing business in Cuba and, to the extent permissible under United States law, including the Trade Sanctions Reform and Export Enhancement Act of 2002, in a broad range of securities of issuers that engage in substantial trade with and derive substantial revenues from operations in Cuba. As long as the U.S. embargo prohibiting trade with Cuba is in effect, the Fund will not make any investments prohibited by such embargo. The Fund also may invest up to 20% of its assets in equity and fixed income securities of various other issuers which are not strategically linked to Cuba. At such time as it becomes legally permissible for U.S. entities to invest in Cuba, the Fund will invest directly in securities of issuers that are strategically linked to Cuba, including companies domiciled in Cuba.

     The Fund's investment objective and its policy of investing at least 80% of its total assets in Cuban-related securities and up to 20% of its total assets in other issuers are non-fundamental and may be changed by the Board of Directors without the approval of a majority of the Fund's outstanding voting securities. As used in this prospectus, a majority of the Fund's outstanding voting securities means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares. However, the Fund will not change its investment objective or investment policies without at least 60 day's prior written notice to its stockholders. The Fund is designed primarily for long-term investment, and investors should not consider it a trading vehicle. An investment in the Fund's shares should not constitute a complete investment program. The Fund's net asset value can be expected to fluctuate, and no assurance can be given that the Fund will achieve its investment objective.

     The Fund may vary its investment policy for temporary defensive purposes when, in the opinion of the Adviser, such a change is warranted due to changes in the securities markets in which the Fund may invest or other economic or political conditions affecting such markets. For temporary defensive purposes, the Fund may reduce its position in equity and equity-linked securities and invest in U.S. Treasury bills and U.S. dollar denominated bank time deposits and certificates of deposit rated high quality or better by any nationally recognized statistical rating organization or, if unrated, of equivalent investment quality as determined by the Adviser. The banks whose obligations may be purchased by the

Fund will include any member of the U. S. Federal Reserve System. The Fund will not be seeking to achieve its stated investment objective when it has assumed a temporary defensive position.

                         SPECIAL LEVERAGE CONSIDERATIONS

HEDGING TRANSACTIONS

     The Fund may employ one or more of the hedging, risk management and revenue enhancement techniques described below, primarily to protect against a decrease in the U.S. dollar equivalent value of its portfolio securities denominated in foreign currencies or in the payments thereon that may result from an adverse change in foreign currency exchange rates. Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC").

     Pursuant to applicable law and subject to certain restrictions, the Fund may effect hedging transactions on a variety of U.S. and foreign exchanges. The operations of U.S. exchanges are considered to be subject to more stringent regulation and supervision than those of certain non-U.S. exchanges.

     If any percentage limitations applicable to the transactions described below are exceeded due to market fluctuations after an initial investment, the Fund will not enter into new transactions of the type to which the exceeded limitation applies until the total of the Fund's commitments with respect to such transactions falls within the applicable limitation.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Adviser believes that in some circumstances the purchase and sale of forward foreign currency exchange contracts ("forward contracts") may help offset declines in the U.S. dollar equivalent value of the Fund's assets denominated in foreign currencies and in the income available for distribution to the Fund's stockholders that would result from adverse changes in the exchange rate between the U.S. dollar and such foreign currencies. For example, the U.S. dollar equivalent value of the principal of, and rate of return on, the Fund's foreign denominated securities will decline if the exchange rate fluctuates between the U.S. dollar and such foreign currency whereby the U.S. dollar increases in value. Such a decline could be partially or completely offset by an increase in the value of a foreign currency forward contract. The Fund may purchase forward contracts involving either the currencies in which certain of its portfolio securities are denominated or, in cross-hedging transactions, other currencies, changes in the value of which correlate closely with the changes in the value of the currencies in which its portfolio securities are denominated. The Fund will enter into such crosshedging transactions (i) only with respect to currencies whose foreign exchange rate changes historically have shown a high degree of correlation to changes in the foreign exchange rate of the currency in which the hedged asset is denominated (a "correlated currency"), and (ii) only when the Adviser believes that the increase in correlation risk is offset by the lower transaction costs and increased liquidity available for financial instruments denominated in the correlated currency.

     The Fund may enter into forward contracts or maintain a net exposure on such contracts only if (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or
(ii) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract.

     Although the use of forward contracts may protect the Fund against declines in the U.S. dollar equivalent value of the Fund's assets, such use will reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which the Fund's assets are denominated. Moreover, the use of forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of, or rates of return on, the assets held in the Fund's portfolio.

     The use of forward contracts will subject the Fund to certain risks. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the asset that is the subject of the hedge generally will not be precise. The success of any of these techniques will depend on the ability of the Adviser to predict correctly movements in foreign currency exchange rates. If the Adviser incorrectly predicts the direction of such movements or if unanticipated changes in foreign currency exchange rates occur, the Fund's performance will be poorer than if it had not entered into such contracts. The cost to the Fund of engaging in forward contracts will vary with such factors as the foreign currency involved, the length of the contract period and the prevailing market conditions, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Consequently, because the Fund may not always be able to enter into forward contracts at attractive prices, it will be limited in its ability to use such contracts to hedge its assets or for other risk management purposes. In addition, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue.

OPTIONS ON FOREIGN CURRENCIES

     The Fund may purchase and write put and call options on foreign currencies to protect against a decline in the U.S. dollar equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterpart at a predetermined price. A foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

     As in the case of other types of options, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     Any options on foreign currencies written by the Fund will be covered. A call option is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written, so long as the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Fund will cover any put option it writes on foreign currencies by holding with its custodian, in a segregated account, cash or liquid securities in an amount equal to the option price.

     The Fund will not purchase or write options on foreign currencies if, as a result, the Fund will have more than 20% of the value of its total assets invested in, or at risk with respect to, such options.

FUTURES CONTRACTS

     The Fund may enter into contracts for the purchase or sale for future delivery ("futures contracts") of foreign stock or bond indices or other financial indices that the Adviser determines are appropriate to hedge the risks associated with changes in interest rates or general fluctuations in the value of the Fund's portfolio securities.

     Pursuant to the regulations of the CFTC, and subject to certain restrictions, the Fund may purchase or sell futures contracts that are traded on U.S. exchanges that have been designated as contract markets by the CFTC. The Fund may also generally purchase or sell futures contracts that are subject to the rules of any foreign board of trade ("foreign futures contracts"). The Fund may not, however, trade a foreign futures contract based on a foreign stock index unless the contract has been approved by the CFTC for trading by U.S. persons.

     In accordance with CFTC regulations, to the extent that the Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if immediately thereafter the sum of the amounts of initial margin deposits and premiums paid for such contracts or options would exceed 5% of the fair market value of the Fund's total assets. The Adviser reserves the right to comply with such different standards as may be established by the CFTC with respect to the purchase or sale of futures contracts and foreign futures contracts.

OPTIONS ON SECURITIES AND OPTIONS ON INDICES

     The Fund may purchase or sell exchange traded or over-the-counter put and call options on its portfolio securities.

     The Fund may write covered put and call options on portfolio securities to generate additional revenue for the Fund and, in certain circumstances, as a partial hedge (to the extent of the premium received less transaction costs) against a decline in the value of portfolio securities and in circumstances in which the Adviser anticipates that the price of the underlying securities will not increase above or fall below (in the case of put options) the exercise price of the option by an amount greater than the premium received (less transaction costs incurred) by the Fund. Although writing put and call options may generate additional revenue for the Fund, this strategy will limit potential capital appreciation in the portfolio securities subject to the options.

     The Fund may write only covered options. "Covered" means that, so long as the Fund is obligated as the writer of a call option, it will own either the underlying securities or an option to purchase the same underlying securities having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of cash or liquid securities having a value equal to the fluctuating market value of the option securities. The Fund will cover any put option it writes by maintaining a segregated account with its custodian as described above.

     The Fund will not purchase or write options on securities or options on indices if, as a result, the Fund will have more than 5% of the value of its total assets invested in, or at risk with respect to, either such class of options.

     The Fund's successful use of options and futures depends on the ability of the Adviser to predict the direction of the market, and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select equity and equity-linked securities for investment. The correlation between movements in the price of the option or future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases, with respect to stock index futures and options, as the composition of the Fund's portfolio diverges from the composition of the index underlying such index futures and options. In addition, the ability of the Fund to close out a futures or options position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The securities the Fund will be required to maintain in segregated accounts in connection with its hedging transactions will not be available for investment in accordance with the Fund's investment objective of long-term capital appreciation.

     On U.S. exchanges, once an option contract has been accepted for clearance, the exchange clearing organization is substituted as both buyer and seller of the contract, thereby guaranteeing the financial integrity of the option contract. Options on securities and on indices traded on certain non-U.S. exchanges may not be so guaranteed by a clearing organization. The absence of such a role for a clearing organization on such a non-U.S. exchange would expose the Fund to the credit risk of its counterpart. If its counterpart were to default on its obligations, the Fund could lose the expected benefit of the transaction.

SHORT SALES

     The Fund may make short sales of securities for purposes of hedging securities held or to seek to enhance the performance of the Fund. In a short sale transaction, the Fund borrows a security from a broker and sells it with the expectation that it will replace the security borrowed from the broker by repurchasing the same security at a lower price. These transactions may result in gains if a security's price declines, but may result in losses if a security's price does not decline in price. When the Fund engages in short sales, unless the short sale is otherwise "covered" in accordance with the policies of the SEC, the Fund will be required to maintain in a segregated account an amount of liquid assets equal to the difference between: (a) the market value of the security sold short as calculated on a daily basis and (b) any cash or United States Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, the Fund will maintain the segregated account on a daily basis at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short. Short sale transactions will be conducted so that not more than 10% of the value of the Fund's total assets at the time of entering into the short sale (exclusive of proceeds from short sales) will be, when added together, (a) in deposits collateralizing the obligation to replace securities borrowed to effect short sales, and (b) allocated to the segregated account in connection with short sales.

REPURCHASE AGREEMENTS

     When cash may be available to the Fund for only a few days, the Fund may invest such cash in repurchase agreements until such time as it otherwise may be invested or used for payments of obligations of the Fund. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Adviser, under the guidelines of the Board of Directors, determines present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

PORTFOLIO TURNOVER

     It is the Fund's policy to sell any security whenever, in the opinion of the Adviser, the appreciation possibilities of the security have been substantially realized or the business or market prospects for the issuer of such security have deteriorated, irrespective of the length of time that such security has been held. In addition, the Fund from time to time may engage in short-term transactions in order to take advantage of what the Adviser believes to be market inefficiencies in the pricing of equity and equity-linked securities. The Adviser expects that the Fund's annual rate of portfolio turnover may exceed 100% at times when the Fund is taking advantage of short-term trading opportunities or if a complete reallocation of the Fund's investment portfolio becomes advisable upon the lifting of the U.S. embargo. A 100% annual turnover rate would occur if all of the securities in the Fund's portfolio were replaced once within a period of one year. The turnover rate has a direct effect on the transaction costs borne by the Fund.

                             INVESTMENT RESTRICTIONS

     The Fund has adopted certain fundamental investment restrictions that may not be changed without the prior approval of the holders of a majority of the Fund's outstanding voting securities (as such term is defined in the 1940 Act). For purposes of the restrictions listed below and other investment restrictions of the Fund described in this prospectus, all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the Fund's portfolio. Under its fundamental restrictions, the Fund may not:

     1.   Purchase  any   securities   (other  than   obligations  of  the  U.S.
government, its agencies or instrumentalities) if as a result more than 25% of the Fund's total assets would be invested in securities of any single issuer.

     2. Invest 25% or more of the value of its total assets in a particular industry. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, but will apply to foreign government obligations until such time as the Securities and Exchange Commission permits their exclusion.

     3. Issue senior securities other than preferred shares issued in accordance with Section 18 of the 1940 Act, pledge its assets or borrow money in excess of 10% of the total value of its assets (including the amount borrowed) less its liabilities (not including its borrowings) and other than for temporary or emergency purposes or for the clearance of transactions, except that the Fund may borrow from a bank or other entity in a privately arranged transaction for repurchases and/or tenders for its shares, if after such borrowing there is asset coverage of at least 300% as defined in the 1940 Act, and may pledge its assets to secure permitted borrowings. For the purposes of this investment restriction, collateral arrangements with respect to the writing of options or the purchase or sale of futures contracts are not deemed a pledge of assets or the issuance of a senior security.

     4. Make loans, except through (i) the purchase of debt obligations consistent with the Fund's investment policies, (ii) investment in repurchase agreements consistent with its investment policies and (iii) lending portfolio securities in a manner consistent with the Fund's investment policies and the provisions of the Investment Company Act and SEC positions thereunder.

     5. Purchase or sell real estate or real estate mortgage loans, except that the Fund may purchase and sell securities of companies that deal in real estate or interests therein.

     6. Purchase securities on margin, except such short-term credits as may be necessary or routine for the clearance or settlement of transactions, and except that the Fund may engage in transactions as described under "Special Leverage Considerations" and post margin in connection therewith consistent with its investment policies.

     7. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the U.S. Securities Act of 1933 in selling portfolio securities.

     8. Buy or sell commodities, commodity contracts or futures contracts (other than as described under "Special Leverage Considerations").

     As a non-fundamental policy, the Fund will not use any artificial means to reduce the discount in the Fund's trading price from its net asset value such as share repurchases, tender offers, buybacks, liquidate the Fund, convert to an open-end investment company, merge with another company, or adopt high payout policies. After 15 years of operations, the Fund's Board will review this policy and may eliminate it if it deems it advisable.

     The Fund may invest in other investment companies, subject to limitations set forth in the 1940 Act.

     The Fund may issue additional shares of its Common Stock or hold a rights offering, when the Board of Directors determines that it would be in the best interests of the Fund's stockholders.

                       RISK FACTORS/SPECIAL CONSIDERATIONS

     Investment in securities of Cuban or other foreign companies involves, among others, the considerations set forth below that are not typically associated with investments in securities of U.S. companies or in shares of investment companies that invest primarily in the securities of a number of foreign countries.

INVESTMENTS IN CUBA

     Most investments in Cuba, directly or indirectly, are currently prohibited under U.S. law, with only limited exceptions. However, if investment in securities issued by companies domiciled in Cuba is permitted under U.S. law, the following considerations not typically associated with investing in securities of U.S. companies should be considered. Cuba is the largest country in the Caribbean Basin region and has a population of approximately 11.1 million. The Cuban economy, centrally planned and largely state owned, is highly dependent on the agricultural sector, tourism and foreign trade.

     Sugar currently provides Cuba about 55% of its export revenues and generates hard currency. However, sugar has become a depressed commodity in world markets for two reasons. First, the principal importing nations, including both the United States and Russia (including Commonwealth countries), have increased their own sugar production. And second, the worldwide trend in the use of artificial sweeteners is affecting the demand for sugar.

     Since the dissolution of the former Soviet Union, Cuba is no longer able to rely on price supports for sugar and on discounts on the price of oil imported from the former Soviet Union into Cuba. Subsidized oil shipments to Cuba from Russia have been severely if not entirely suspended, in part because of economic conditions in Russia. Also, Cuba is no longer offered financial assistance by way of price supports or discounts from the former Soviet bloc countries. The trading bloc of Communist countries which, for a long time, sheltered Cuba's economy no longer exists.

     Tourism is another important source of hard currency earned by Cuba. However, since U.S. citizens face substantial restrictions on travel and tourist spending in Cuba, the profitable U.S. tourist market is not currently available to Cuba, which has impeded the growth of Cuban tourist facilities.

     Because Cuba is in default on billions of dollars of outstanding loans advanced by foreign commercial banks, it is no longer able to borrow in the world markets. As an alternative to raising cash, foreign investors are being sought to undertake joint venture projects, including tourist facilities. However, these ventures appear to have limited economic impact and are not likely to rescue Cuba from the financial problems it now faces. Because of these serious financial problems Cuba may find it increasingly more difficult to survive as a Marxist socialist government. Should the Communist regime fail and a free market economy develop, immediate opportunities for investment should develop in areas where Cuba has been traditionally competitive, including sugar, tourism, mining, tobacco, fisheries, agricultural products, and rum. These products and services lend themselves to development with relatively little investment with the possibility of an economic return in the short to intermediate term. However, no assurance can be given that a smooth transition from the Communist form of government to a free market economy would occur and some difficulties might develop with an attempted privatization of these services and industries. Moreover, there can be no assurance that such developments will be economically favorable to achievement of the Fund's investment objective.

     There are currently no known investment related disclosure standards in Cuba because the Communist form of government prohibits private ownership of property. Investment related disclosure standards may develop as a result of an increase in the use of joint ventures between the Cuban government and certain foreign private entities as the need for raising cash becomes more urgent. Also, it is likely that investment related disclosure standards will develop if the Communist regime fails and the Cuban economy shifts to capitalism and privatization of industry occurs.

POLITICAL AND ECONOMIC RISKS

     The Fund's investments could be adversely affected by political, legal or economic developments in the foreign markets/countries in which the Fund will invest, including currency fluctuations, nationalization and expropriation, confiscatory taxation, reduced levels of publicly available information concerning issuers, reduced levels of government regulation of foreign securities markets or the imposition of exchange controls or other developments that could affect investment in those markets/countries, including a total loss of the investments in such countries. Such investments also may be subject to greater fluctuations in price than securities issued by U.S. corporations. To the extent investments are made in companies and issuers located in foreign markets/countries they may involve special considerations, such as limited liquidity and small market capitalization of the securities markets in those regions, currency devaluations, high inflation and repatriation restrictions.

     Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies, which may make it more difficult to make informed investment decisions. Dividends, interest and capital gains realized on securities issued by foreign companies may be subject to withholding and other foreign taxes, which may decrease the net return on these investments as compared to dividends, interest and capital gains realized on securities issued by the U.S. Government or by domestic companies.

     In particular, should political, legal and economic conditions in Cuba shift to a democratic form of government with a free market economy, thereby creating generally favorable investment conditions with respect to securities of issuers that are likely to benefit from such developments in Cuba, such investments may involve substantial elements of risk for achievement of the Fund's investment objective. Investments in securities of Cuban companies, if permitted by U.S. law, may be subject to certain political and economic risks in addition to the risks associated with investment in the securities of issuers domiciled in other foreign countries. Investments in securities of Cuban companies upon a conversion to capitalism will be speculative and involve risks not usually associated with investments in securities of issuers in more developed market economies. The risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures or institutions governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in such countries.

     Communist governments in a number of countries have expropriated large amounts of private property in the past, in many cases without adequate compensation. There can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of its investments in the affected countries.

     In addition, the possibility of events such as the terrorist attacks in the U.S. on September 11, 2001 and the threat of additional attacks, and the resulting political instability and concerns over safety and security aspects of traveling, have had a significant adverse impact on demand and pricing in the travel and vacation industry, a historically important component of Cuba's economy, and may continue to do so in the future.

THE FUND'S INVESTMENTS AND OPERATIONS

     The Fund may invest up to 100% of its total assets in securities which are not readily marketable. Under current market conditions, many investments by the Fund are likely to be in such securities. Investments by the Fund in over-the-counter options on equity securities and indices also may not be readily marketable.

     The Fund initially intends to invest at least 80% of its total assets in securities issued by agricultural commodities, food products, telecommunications and postal delivery service companies doing business in Cuba and, to the extent permissible under United States law, including the Trade Sanctions Reform and Export Enhancement Act of 2002, in a broad range of securities of issuers that engage in substantial trade with and derive substantial revenues from operations in Cuba. As a result of this investment strategy, the Fund may be subject to greater risk with respect to portfolio securities than investment companies that seek diversification through investment in the securities of a number of foreign countries.

     The Fund's ratio of expenses to average net assets is expected to be higher than that of many other U.S. investment companies, because the costs attributable to foreign investing frequently are higher than those attributable to domestic investing. The Fund will bear the cost of converting foreign currency to U.S. dollars. Also, because of the lack of a trading market in Cuba, the Adviser is unable to determine what market and commission structures will develop and how they would compare to commissions charged on U.S. exchanges.

     The Fund is a non-diversified, closed-end management investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from net asset value, but in certain instances have traded above net asset value. The net asset value of the Fund's shares is expected to fluctuate, and the Fund cannot predict whether and the extent to which its shares will trade at, below or above their net asset value. In the event that Fund shares trade at a discount to net asset value, the Fund has a fundamental policy that it will not use any artificial means to narrow the discount. Therefore, during the first fifteen years of the Fund's operations, the Board of Directors shall not be obligated to make any share repurchases, tender offers, buybacks, liquidate the Fund, convert to an open-end investment company, merge with another company, or adopt high payout policies. After fifteen years of operations, the Board will review and reconsider this policy.

     The Fund will seek to qualify for registered investment company status under Subchapter M of the Internal Revenue Code, except if such qualification would severely restrict the Fund's investment opportunities. However, the Fund may have difficulties meeting the diversification requirements under Subchapter M and, therefore, may not qualify for favorable tax treatment under the Internal Revenue Code. See "Taxation."

Certain corporate actions that may be taken by the Board of Directors may result in dilution of the value of a stockholder's investment in the Fund. Such actions include issuance of warrants, authorizing payment of dividends in additional shares of Common Stock through the Dividend Reinvestment Plan and issuance of additional shares through a rights offering. Additionally, the Board has the authority to issue a preferred class of stock which would adversely affect the rights of owners of the Common Stock.

NON-DIVERSIFIED STATUS

     The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. Because the Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in the Fund presents greater risk to an investor than an investment in a similar diversified company because a decline in the value of a single stock held by the Fund may have a greater impact on the Fund's net asset value and consequently its market price per share than on the share price of a diversified fund. .

LENDING OF PORTFOLIO SECURITIES

     The Fund may from time to time lend securities from its portfolio, with a value not exceeding one-third of its total assets, to banks, brokers and other financial institutions and receive collateral in cash, a letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The lending of securities is a common practice in the securities industry. The Fund engages in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in money market mutual funds, and short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund's policy regarding lending of portfolio securities is fundamental.

     During the period of such a loan, the Fund receives the income on both the loaned securities and the collateral and thereby increase its yield. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

MONEY LAUNDERING AND DRUG SMUGGLING

     The Castro-led government in Cuba has been accused of cooperating, either directly or indirectly, with various illegal activities. These activities range from harboring fugitives from other countries accused of committing financial fraud, such as money laundering, tax evasion and theft of corporate assets, to participating in drug smuggling and trafficking enterprises. There is no assurance that if these activities have been engaged in by the Castro-led government that they will cease or that law enforcement will succeed in curtailing this problem in a post-Castro Cuba. Such activities could impede the growth of legitimate businesses and hamper future efforts to develop a vibrant and successful free market economy in Cuba.

     The Adviser does not have any particular expertise in detecting the nature and extent of these activities, other than gleaning it from information generally available to the public. Also, it would be difficult to detect which enterprises in Cuba might be connected with these activities, even in a post-Castro economy.

DEFAULTED CUBAN BONDS

     There has been a limited market in defaulted pre-Castro Cuban government bonds. However, the market for these bonds is thin or non-existent and pricing them is difficult. There is no assurance that should the Adviser purchase these debt instruments for the Fund's account they would appreciate or ultimately be worth anything should the market for them disappear completely.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

     The Board of Directors of the Fund is responsible for overseeing the overall management and operations of the Fund. The SAI contains additional information about the Fund's directors. Subject to the general supervision of the Board, the Adviser manages the Fund's portfolio, makes decisions with respect to the places orders for all purchases and sales of the Fund's securities, and maintains records relating to such purchases and sales.

INVESTMENT ADVISER AND PORTFOLIO MANAGEMENT

     INVESTMENT ADVISER. The Fund has retained HERZFELD/CUBA, a division of Thomas J. Herzfeld Advisors, Inc. to provide investment advice. Herzfeld Advisors, a U.S. registered investment adviser, maintains principal offices at The Herzfeld Building, P.O. Box 161465, Miami, Florida 33116. Herzfeld Advisors, formed in 1984, is beneficially owned by Thomas J. Herzfeld. The Adviser currently serves as the investment adviser of The Herzfeld Caribbean Basin Fund, Inc., another closed-end investment company. The Adviser provides investment advice to individuals, corporations, and employee benefit plans. In addition, the advisory personnel of the Adviser have experience managing investment portfolios that invest mainly in shares of other closed-end funds. The investment policies and restrictions of the Fund are not the same as those of such investment portfolios.

     Pursuant to an investment advisory agreement with the Fund (the "Investment Advisory Agreement") and under the direction and control of the Fund's Board of Directors, the Adviser will make recommendations for purchases and sales of portfolio securities by the Fund pursuant to the Fund's stated investment objective, policies and restrictions. The Adviser transmits purchase and sale orders and selects brokers and dealers to execute portfolio transactions on behalf of the Fund. The Adviser will determine the timing of portfolio transactions and other matters related to execution.

INVESTMENT ADVISORY AGREEMENT AND FEES

     The Investment Advisory Agreement sets forth the services to be provided by the Adviser as described above. The Fund will pay the Adviser an advisory fee at the annual rate of 1.5% of the Fund's average weekly net assets based on the net asset value at the end of each week and payable at the end of each calendar month. That fee is higher than the advisory fee paid by most investment companies.

     The Investment Advisory Agreement provides that the Adviser will bear all expenses of its employees and overhead incurred by it in connection with its duties thereunder. The Adviser will pay the salaries and expenses of such of the Fund's officers and employees and any fees and expenses of such of the Fund's directors as are interested persons (as such term is defined in the 1940 Act) of the Adviser. The Fund will bear all of its own expenses, including but not limited to the following: organizational and certain offering expenses (but not overhead or employee costs of the Adviser); advisory fees payable to the Adviser; fees and out-of-pocket travel expenses of the Fund's directors who are not interested persons (as such term is defined in the 1940 Act) of any other party and other expenses incurred by the Fund in connection with directors' meetings; interest expense; taxes and governmental fees; brokerage commissions incurred in acquiring or disposing of the Fund's portfolio securities; membership dues to professional organizations; premiums allocable to fidelity bond insurance coverage; expenses of preparing stock certificates; expenses of registering and qualifying the Fund's shares for sale with the Securities and Exchange Commission and in various states and foreign jurisdictions; charges and expenses of the Fund's legal counsel and independent accountants; custodian, subcustodian, dividend paying agent, transfer agent and sub-transfer agent expenses; expenses of obtaining and maintaining stock exchange listings of the Fund's shares; payment for portfolio pricing services to a pricing agent, if any; expenses of stockholders' meetings and preparing and distributing proxies and reports to stockholders; any litigation expenses; and expenses relating to investor and public relations.

     The services of the Adviser under the Investment Advisory Agreement are not deemed to be exclusive, and nothing in the Investment Advisory Agreement will prevent any party, or any affiliate thereof, from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities. When other clients of the Adviser desire to purchase or sell a security at the same time the security is purchased for or sold by the Fund, such purchases and sales will, to the extent feasible, be allocated among such clients and the Fund in a manner believed by the Adviser to be equitable to the Fund. The allocation of securities may adversely affect the price and quality of purchases and sales of securities by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of obtaining the most favorable results for the Fund.

     The Investment Advisory Agreement was approved by the Fund's Board of Directors and its initial stockholder on _________, 2003. The Agreement will initially continue in effect for a period of two years from its effective date. If not sooner terminated, the Investment Advisory Agreement will continue in effect for successive periods of twelve months, provided that each continuance is specifically approved annually by (i) the vote of a majority of the Fund's Board of Directors who are not parties to such agreement or interested persons (as such term is defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval and (ii) either (a) the vote of a majority of the outstanding voting securities of the Fund or (b) the vote of a majority of the Fund's Board of Directors. The Investment Advisory Agreement may be terminated by the Fund, without the payment of any penalty, upon vote of a majority of the Fund's Board of Directors or a majority of the outstanding voting securities of the Fund at any time upon not less than 60 days' prior written notice to the Adviser, or by the Adviser upon not less than 60 days' prior written notice to the Fund. The Investment Advisory Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act) by either party or upon its termination.

     The Adviser will not be liable for any act of omission, error of judgment, mistake of law or loss suffered by the Fund or its investors in connection with the matters to which the Investment Advisory Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of, or from reckless disregard of, its obligations and duties under the Investment Advisory Agreement, or a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b) (3) of the 1940 Act).

     PORTFOLIO MANAGEMENT. Thomas J. Herzfeld is principally responsible for the day-to-day management of the Fund's portfolio. Since 1984, Mr. Herzfeld has been the Chairman and President of Thomas J. Herzfeld Advisors, Inc., a federally registered investment adviser, and since 1981, Chairman and President Thomas J. Herzfeld & Co., Inc., a broker-dealer. Prior to 1981, Mr. Herzfeld was Executive Vice President and Director of a New York Stock Exchange member firm. Mr. Herzfeld has authored or edited a number of books, including "The Investors Guide to Closed-end Funds" (McGraw Hill, 1980) and co-authored "High Return, Low Risk Investment" (G.P. Putnam's Sons, 1981).

ADMINISTRATIVE SERVICES

     The Fund has entered into an Administrative Services Agreement with the Adviser, pursuant to which the Adviser will provide certain administrative and accounting functions for the Fund, including providing or procuring administrative services necessary for the operations of the Fund, furnishing office space and facilities required for conducting the business of the Fund and providing persons satisfactory to the Directors of the Fund to serve as officers of the Fund. As compensation for these services, the Adviser receives an annual fixed of $75,000.

EXPENSES OF THE FUND

     Except as indicated above, the Fund will pay all of its expenses, including fees of the directors not affiliated with the Adviser and board meeting expenses; fees of the Adviser; interest charges; franchise and other taxes; organizational expenses; charges and expenses of the Fund's legal counsel and independent accountants; expenses of repurchasing shares; expenses of issuing any preferred shares or indebtedness; expenses of printing and mailing share certificates, stockholder reports, notices, proxy statements and reports to governmental offices; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; expenses connected with negotiating, effecting purchase or sale, or registering privately issued portfolio securities; expenses of calculating and publishing the net asset value of the Fund's shares; expenses of membership in investment company associations; expenses of fidelity bonding and other insurance expenses including insurance premiums; expenses of stockholders meetings; SEC and state registration fees; [New York] Stock Exchange listing fees; and fees payable to the National Association of Securities Dealers, Inc. in connection with this Offering and fees of any rating agencies retained to rate any preferred shares issued by the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute to stockholders, at least annually, substantially all of its net investment income and any net realized capital gains. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses.

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless the Plan Agent is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by ___________ (the "Plan Agent"), in Fund shares pursuant to the Plan. Stockholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by the Plan Agent. Stockholders who do not wish to have distributions automatically reinvested should notify the Fund, c/o the Plan Agent for The Cuba Fund, Inc.

     The Plan Agent will serve as agent for the stockholders in administering the Plan. If the Directors of the Fund declare an income dividend or realized capital gains distribution payable either in the Fund's Common Stock or in cash, as stockholders may have elected, non-participants in the Plan will receive cash ,and participants in the Plan will receive Common Stock, to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value. If the market price per share on the valuation date is less than net asset value, the Fund will issue new shares to participants at the average market price of the shares for a week commencing on the valuation date. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day.

     Participants in the Plan have the option of making additional payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund's Common Stock. The Plan Agent will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on or about January 15 of each year. No participant will have any authority to direct the time or price at which the Plan Agent may purchase the Common Stock on its behalf. Any voluntary cash payments received more than thirty days prior to January 15 will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than forty-eight hours before such payment is to be invested. All voluntary cash payments should be made by check drawn on a U.S. bank (or a non-U.S. bank, if U.S. currency is imprinted on the check) made payable to ____________ payable in U.S. dollars and should be mailed to the Plan Agent for The Cuba Fund, Inc. at __________.

     The Plan Agent will maintain all stockholder accounts in the Plan and will furnish written confirmations of all transactions in the account, including information needed by stockholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

     In the case of stockholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     There is no charge to participants for reinvesting dividends or distributions. However, a participant will pay brokerage commissions incurred in purchases from voluntary cash payments made by the participant. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions. See "Taxation - U.S. Federal Income Taxation of Stockholders."

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all stockholders at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent upon at least 90 days' written notice to all stockholders. All correspondence concerning the Plan should be directed to the Plan Agent for The Cuba Fund, Inc. at ________________.

                                 NET ASSET VALUE

     The Fund's net asset value will be calculated (i) no less frequently than weekly, (ii) on the last business day of each month and (iii) at any other times determined by the Fund's Board of Directors. Net asset value is calculated by dividing the value of the Fund's net assets (the value of its assets less its liabilities) by the total number of shares of Common Stock outstanding.

         In calculating the net asset value at any time:

     (i) the value of any cash on hand or on deposit, bills and demand notes and accounts receivable, prepaid expenses, cash dividends and interest declared or accrued and not yet received, will be deemed to be its face amount, unless the Adviser has determined that its value is less, in which case its value will be deemed to be such amount as the Adviser determines to be reasonable;

     (ii) the value of any security which is traded on a stock exchange (except as specified in (iii) below) will be determined by taking the latest available sales price on the primary exchange on which the security is traded or, if no such price is available, first, by taking the mean between the last current bid and asked prices or, second, by taking the closing price;

     (iii) the value of any security traded in an unregulated market will be determined, if bid and asked quotations are available, by taking the current bid price;

     (iv) investments (if any) in securities of the U.S. government, its agencies and instrumentalities having a maturity of 60 days or less will be valued at amortized cost;

     (v) the value of a forward contract will be calculated by reference to the price quoted at the date of valuation of the contract by the customary banking sources of the Fund;

     (vi) the value of commodity futures or option contracts entered into by the Fund will be the margin deposit plus or minus the difference between the value of the contract on the date net asset value is calculated and the value on the date the contract originated, value being that established on a recognized commodity or options exchange, or by reference to other customary sources, with a gain or loss being recognized when the contract closes or expires;

     (vii) the value of any security or property for which no price quotation is available as provided above will be fair value determined in such manner as the Board of Directors, acting in good faith, deems appropriate, although the actual calculation may be done by others; and

     (viii) the liabilities of the Fund will be deemed to include, without duplication, all bills and accounts payable, all other contractual obligations for the payment of money, including the amount of distributions declared and unpaid, all accrued and unpaid management fees, advisory fees and other expenses, all reserves for taxes or contingencies and all other liabilities of the Fund determined in accordance with generally accepted accounting principles.

     In valuing securities or property for which no price quotation is available, the Board of Directors will consider various factors, including the fundamental analytical data relating to the investment, the nature and duration of any restriction on disposition of the investment, and the forces that influence the market in which such investment is purchased and sold.

     Any  assets  or  liabilities   initially  expressed  in  terms  of  foreign
currencies will be translated into dollars at a quoted exchange rate or at such other appropriate rate as may be determined by the Adviser.

                                    TAXATION

     The following summary reflects the existing provisions of the Internal Revenue Code (the "Code") and other relevant federal income tax authorities as of the date of this prospectus and is subject to any subsequent changes therein. The federal income tax consequences described below are merely statements of general tax principles. The discussion does not deal with the federal income tax consequences applicable to all categories of investors, some of whom may be subject to special rules.

     IN VIEW OF THE INDIVIDUAL NATURE OF TAX CONSEQUENCES, EACH STOCKHOLDER IS ADVISED TO CONSULT THE STOCKHOLDER'S OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF BEING A STOCKHOLDER OF THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES THEREIN.

GENERAL

     The Fund will seek to qualify and elect to be treated for each taxable year as a "regulated investment company" under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code") except if, in the judgment of the Adviser, such qualification would severely restrict the Fund's investment opportunities. To qualify under Subchapter M, an investment company must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (i) at least 50% of the market value of the company's assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the company's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the company's assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies).

     The Treasury Department is authorized to issue regulations to provide that foreign currency gains and income from options, futures and forward contracts that are "not directly related" to the Fund's principal business of investing in stock or securities may be excluded from the income that qualifies for purposes of the 90% of gross income requirement and 30% of gross income limitation described above.

     If the Fund qualifies as a regulated investment company, the Fund will not be subject to U.S. Federal income tax on the portion of its income and gains that it distributes to stockholders, provided it meets the gross income and diversification tests described above and distributes at least 90% of its investment company taxable income (which includes the Fund's income, other than net capital gains) each year. For this purpose, foreign taxes that the Fund elects to pass through to its stockholders for foreign tax credit purposes will be treated as distributed. See "U.S. Stockholders -- Foreign Taxes". The Fund may retain for investment its net capital gains (which consist of the excess of net long-term capital gains over net short-term capital losses). However, if the Fund retains such net capital gains, the amount retained will be subject to a tax at the corporate tax rate then in effect for the Fund. In that event, the Fund expects to designate the retained amount as undistributed capital gains in a notice to its stockholders who (i) if subject to U.S. Federal income tax on long-term capital gains, will be required to include in income for tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Fund against their U.S. Federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. Foreign stockholders who are not subject to U.S. Federal income tax on net capital gain can obtain a refund of their proportionate shares of the tax paid by the Fund by filing a U.S. Federal income tax return. For U.S. Federal Income Tax purposes, the tax basis of shares owned by a stockholder of the Fund will be increased by an amount equal to 65% of the amount of undistributed capital gains included in the stockholder's gross income. The Fund intends to distribute at least annually to its stockholders substantially all of its investment company taxable income and net capital gains.

     The Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year an amount equal to the sum of (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the capital gains net income for the one-year period ending on October 31 of each year; and (c) the undistributed income and gains, if any, from the previous years.

UNITED STATES FEDERAL INCOME TAXATION OF STOCKHOLDERS

     Distributions. Dividends from net investment income and net realized short-term capital gains will be taxable to stockholders as ordinary income, whether received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains that the Fund designates as "capital gain dividends" in a notice to its stockholders, if any, will be taxable to stockholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of the length of time the stockholder has owned Fund shares. For individuals, long-term capital gains are subject to a maximum tax rate of 20%, while ordinary income is subject to a maximum rate of 39.6%.

     For a corporate stockholder, it is anticipated that only a small portion of the dividends paid by the Fund from net investment income will qualify for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from the Fund to its stockholders, and cannot exceed the gross amount of the dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation. To the extent that the Fund pays dividends which qualify for this deduction, the availability of the deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held (or deemed held) for at least 46 days. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate stockholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in the stockholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. The dividends-received deduction may be reduced for stock held that is "debt-financed," as that term is defined in the Code.

     Although dividends generally will be treated as distributed when paid, dividends declared by the Fund in October, November or December payable to stockholders of record on a specified date in one of those months and paid during the following January will be treated as having been distributed by the Fund (and received by the stockholders) on December 31 of the year declared. Stockholders will be notified not later than 60 days after the close of the Fund's taxable year as to the federal tax status of dividends and distributions from the Fund.

     Stockholders should consider the tax implications of buying shares of the Fund just prior to a distribution by the Fund. The price of shares purchased at that time may reflect the amount of the forthcoming distribution. Such distribution may have the effect of reducing the net asset value of shares below a stockholder's cost and thus would be a return on investment in an economic sense, but would nevertheless be taxable to the stockholder.

     Sale of Shares. A stockholder may realize a taxable gain or loss on the sale of shares in the Fund depending on the stockholder's basis in the shares for federal income tax purposes. If the shares are capital assets in the stockholder's hands, the gain or loss will be treated as a capital gain or loss and will be long-term or short-term, depending on the stockholder's holding period for the shares. As a general rule, a stockholder's gain or loss will be a long-term capital gain or loss if the shares have been held for more than one year and a short-term capital gain or loss if the shares have been held one year or less. Any loss incurred on sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the stockholder with respect to such shares. Any loss realized on a sale or exchange will also be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such case, the basis of the shares acquired will be increased to reflect the disallowed loss.

     Offers to Purchase Shares. A stockholder who, pursuant to a tender offer, tenders all shares owned or considered owned by such stockholder will realize a taxable gain or loss depending upon the stockholder's basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the stockholder's hands and will be long-term or short-term depending upon the stockholder's holding period for the shares.

     Back-up Withholding. Under certain provisions of the Code, some stockholders may be subject to a 31% "back-up withholding" on reportable dividends, capital gains distributions and redemption payments. Generally, stockholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to back-up withholding. An individual's taxpayer identification number is his or her Social Security number.

     Back-up withholding is not an additional tax and may be credited against a taxpayer's federal income tax provided the stockholder provides the necessary information.

     Foreign Tax Credits. Income received by the Fund may also be subject to foreign income taxes, including withholding taxes. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations (which for this purpose should include obligations issued by foreign governments), the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its stockholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election a stockholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Stockholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such pass through of taxes by the

Fund. No deduction for foreign taxes may be claimed by an individual stockholder who does not itemize deductions. In addition, certain individual stockholders may be subject to rules which limit or reduce their availability to fully deduct their pro rata share of the foreign taxes paid by the Fund. Each stockholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will pass through for that year and, if so, such notification will designate (i) the stockholder's portion of the foreign taxes paid to each such country and (ii) the portion of dividends that represents income derived from sources within each such country.

     Generally, a credit for foreign taxes may not exceed the stockholder's United States tax attributable to the stockholder's total foreign source taxable income. The overall limitation on a foreign tax credit is also applied separately to specific categories of foreign source income, including foreign source "passive income," including dividends, interest and capital gains. Further, the foreign tax credit is allowed to offset only 90% of any alternative minimum tax to which a stockholder may be subject. As a result of these rules, certain stockholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. If a stockholder could not credit his full share of the foreign tax paid, double taxation of such income could be mitigated only by deducting the foreign tax paid, which may be subject to limitation as described above.

     Other Taxation. Dividends and capital gains distributions may also be subject to state, local and foreign taxes.

TAXATION OF FOREIGN STOCKHOLDERS

     Dividends paid by the Fund from net investment income and net realized short-term capital gains to a stockholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign stockholder") will be subject to U.S. withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign stockholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax and any foreign taxes.

                            -------------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations thereunder presently in effect. These provisions are subject to change by legislative or administrative action, and any such changes may be effective either prospectively or retroactively.
Stockholders are advised to consult with their own tax advisers for more detailed information concerning federal, state and local income tax matters.

                           DESCRIPTION OF COMMON STOCK

     The Fund is authorized to issue up to 100,000,000 shares of Common Stock, at $.001 par value per share. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. The shares outstanding are, and the shares of Common Stock when issued will be, fully paid and nonassessable. Stockholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the directors then nominated for election if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any directors. The foregoing description and the description under "Certain Provisions of Articles of Incorporation and Bylaws" are subject to the provisions contained in the Fund's Articles of Incorporation and Bylaws.

     The Board of Directors may authorize the issuance of a class of preferred shares which would have precedence over the Common Stock in terms of liquidation rights and the payment of dividends. Depending upon the terms of the preferred stock, the existence of outstanding preferred shares may disenfranchise holders of Common Stock with regard to certain voting matters such as proposals to convert to an open-end investment company.

     The Underwriter has no present intention to make a market for the Fund's shares. The Fund and the Underwriter intend to apply for listing of the Fund's shares on the [New York] Stock Exchange.

     As of the date of this prospectus, the Adviser owned of record and beneficially 100% of the outstanding shares of the Common Stock of the Fund, and thus, until the public offering of the Fund's shares is completed, will control the Fund.

WARRANTS

     With each share of Common Stock that is purchased in the initial offering, the purchaser shall receive a warrant to purchase _____ additional shares of Common Stock at the same offering price. As required under Section 18(d) of the 1940 Act, the warrants will expire 120 days after their date of issuance. The issuance of additional shares of Common Stock through warrants may have a dilutive effect on the value of the Fund's outstanding Common Stock. Also, if there is little demand for the Common Stock in the trading market, the additional shares issued through warrants may depress the market price of the Common Stock.

RIGHTS OFFERING

     The Board of Directors of the Fund intends to offer additional shares of Common Stock to stockholders of record through a rights offering. When the U.S. embargo against Cuba is lifted and if it is deemed to be advisable by the Board of Directors, the Fund will grant rights to its existing holders to purchase additional shares of Common Stock at the net asset value per share on the date of the rights offering subject to the requirements of the 1940 Act. The Board also may authorize the issuance of rights to buy shares at a discount to net asset value upon receipt of necessary stockholder and regulatory approvals. The issuance of additional shares through a rights offering may substantially dilute the aggregate net asset value of the shares owned by stockholders who do not fully exercise their rights, and such stockholders will own a smaller proportional  interest  in the Fund  after the  offering  than they did  before.
Furthermore, if there is little demand for the Common Stock in the trading market, the additional shares issued through a rights offering may depress the market price of the Common Stock.

CERTAIN PROVISIONS OF ARTICLES OF INCORPORATION AND BYLAWS

     The Fund presently has provisions in its Articles of Incorporation and Bylaws (together, the "Charter Documents") that could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions and (iii) the ability of the Fund's directors or stockholders to amend the Charter Documents or effect changes in the Fund's investment adviser or management. The Charter Documents also contain provisions which would inhibit any conversion of the Fund to an open-end investment company. The provisions of the Charter Documents may be regarded as "anti-takeover" provisions. Commencing with the first annual meeting of stockholders, the Board of Directors will be divided into three classes. The term of office of the first class will expire on the date of the second annual meeting of stockholders, the term of office of the second class will expire on the date of the third annual meeting of stockholders and the term of office of the third class will expire on the date of the fourth annual meeting of stockholders. Upon the expiration of the term of office of each class as set forth above, the directors in such class will be elected for a term of three years to succeed the directors whose terms of office expire. Accordingly, only those directors in one class may be changed in any one year, and it would require two years to change a majority of the Board of Directors (although under Maryland law procedures are available for the removal of directors even if they are not then standing for re-election, and under Securities and Exchange Commission regulations, procedures are available for including stockholder proposals in management's annual proxy statement). This system of electing directors may have the effect of maintaining the continuity of management and, thus, make it more difficult for the Fund's stockholders to change the majority of directors.

     Under the Fund's Articles of Incorporation, a vote of 80% of the outstanding shares of Common Stock of the Fund is required to authorize (i) a merger or consolidation of the Fund with or into any other corporation; (ii) the liquidation or dissolution of the Fund; (iii) the sale, lease, exchange or other transfer of all or substantially all of the assets of the Fund (other than in the regular course of its investment activities); and (iv) any amendment to the Articles of Incorporation of the Fund which converts the Fund to an open-end investment company or provides for fewer than three classes of directors. Any amendment to the Articles of Incorporation of the Fund which reduces the 75% vote required to authorize the enumerated actions also must be approved by vote of the holders of 75% of the outstanding shares of Common Stock. If any of the foregoing actions is approved by a vote of two-thirds of the directors who have served on the Board of Directors for a period of at least one full term, however, the affirmative vote of the holders of a majority of the Fund's outstanding common stock will be sufficient to approve such actions.

     The provisions of the Charter Documents described above could have the effect of depriving the owners of shares of opportunities to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a principal stockholder. The Board of Directors of the Fund has considered the foregoing provisions and concluded that they are in the best interests of the Fund and its stockholders.

                                  UNDERWRITING

     Thomas J. Herzfeld & Co., Inc. will serve as underwriter of the Fund's shares on a best-efforts basis.

     The Underwriter has advised the Fund that it proposes initially to offer the Common Stock at the public offering price set forth on the cover page of this prospectus on a firm commitment basis and to selected dealers at such price less a concession not in excess of $_______ per share. Such dealers may reallow a concession not in excess of $_______ per share to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed.

     Prior to this Offering, there has been no public market for the Common Stock of the Fund. Consequently, the initial public offering price has been determined through negotiation among the Fund, the Adviser and the Underwriter.

     The Fund and the Adviser have agreed to indemnify the Underwriter against losses arising out of certain liabilities, including liabilities under the applicable securities laws in the United States or to contribute to payments the Underwriter may be required to make in respect thereof.

     The Fund has agreed to pay the Underwriter up to $__________ as reimbursement of a portion of the expenses incurred by it in connection with the Offering, provided that this amount will not exceed the amount of expenses actually incurred by the Underwriter in connection with the Offering.

               TRANSFER AGENT AND REGISTRAR; DIVIDEND-PAYING AGENT

     _________________ acts as the Fund's transfer agent and registrar and dividend-paying agent.

                                    CUSTODIAN

     ______________ acts as custodian of the Fund's cash and securities. The Custodian also maintains certain accounts and records of the Fund.

                                  LEGAL MATTERS

     Certain legal matters in connection with the offering of the shares of Common Stock, with respect to matters of U.S. law, will be passed upon for the Fund and for the Underwriter by Pepper Hamilton LLP.

                               FURTHER INFORMATION

     The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith is required to file reports, proxy statements and other information with the SEC. Any such reports, proxy statements and other information can be inspected and copied at the SEC's public reference room, 450 Fifth Street, N.W., Washington, D.C. 20549.

     Additional information regarding the Fund and the Offering is contained in the registration statement on Form N-2, including amendments, exhibits and schedules thereto, filed by the Fund with the SEC. This prospectus does not contain all of the information set forth in the registration statement, including any amendments, exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the registration statement. Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

     A copy of the registration statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC. The SEC maintains a web site (http://www.sec.gov) that contains the registration statement, other documents incorporated by reference, and other information the Fund has filed electronically with the SEC, including proxy statements and reports filed under the Securities Exchange Act of 1934.

             STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS

     Additional information about the Fund is contained in a statement of additional information, which is available upon request without charge by contacting the Fund at ______________________. Following is the Table of Contents for the statement of additional information:

GENERAL INFORMATION .....................................................      3
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES ..........      3
MANAGEMENT OF THE FUND ..................................................      4
DIRECTOR COMPENSATION ...................................................      6
CODE OF ETHICS ..........................................................      7
PROXY VOTING POLICIES AND PROCEDURES ....................................      7
SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS .........................      7
INVESTMENT ADVISORY AND OTHER SERVICES ..................................      8
BROKERAGE ALLOCATION AND OTHER PRACTICES ................................      9
REPURCHASE OF SHARES ....................................................     10
TAX STATUS ..............................................................     11
EXPERTS .................................................................     12
ADDITIONAL INFORMATION ..................................................     12
INDEPENDENT AUDITORS' REPORT ............................................    F-1
STATEMENT OF ASSETS AND LIABILITIES .....................................    F-2

NO PERSON  HAS BEEN  AUTHORIZED  TO GIVE
ANY   INFORMATION   OR   TO   MAKE   ANY
REPRESENTATIONS  NOT  CONTAINED  IN THIS
PROSPECTUS  AND, IF GIVEN OR MADE,  SUCH
INFORMATION OR REPRESENTATIONS  MUST NOT
BE   RELIED    UPON   AS   HAVING   BEEN
AUTHORIZED.  THIS  PROSPECTUS  DOES  NOT
CONSTITUTE AN OFFERING OF ANY SECURITIES
OTHER THAN THE REGISTERED  SECURITIES TO
WHICH  IT  RELATES  OR AN  OFFER  TO ANY
PERSON IN ANY STATE OR  JURISDICTION  OF
THE UNITED  STATES OR ANY COUNTRY  WHERE
SUCH OFFER WOULD BE UNLAWFUL.

     ------------------------------                 _________ Shares

           TABLE OF CONTENTS

                                    Page
                                    ----           THE CUBA FUND, INC.
PROSPECTUS SUMMARY ..................  3
FEE TABLE ...........................  7
THE FUND ............................  7
USE OF PROCEEDS .....................  8              Common Stock
INVESTMENT OBJECTIVE
AND POLICIES ........................  8
SPECIAL LEVERAGE                                        ========
CONSIDERATIONS ......................  9
INVESTMENT RESTRICTIONS ............. 13               PROSPECTUS
RISK FACTORS/SPECIAL
CONSIDERATIONS ...................... 14                ========
MANAGEMENT OF THE FUND .............. 18
DIVIDENDS AND DISTRIBUTIONS ......... 20
NET ASSET VALUE ..................... 22     Thomas J. Herzfeld & Co., Inc.
TAXATION ............................ 23
DESCRIPTION OF COMMON STOCK ......... 26
UNDERWRITING ........................ 28        _________________, 2003
TRANSFER AGENT AND REGISTRAR;
DIVIDEND-PAYING AGENT ............... 29
CUSTODIAN ........................... 29
LEGAL MATTERS ....................... 29
FURTHER INFORMATION ................. 29
STATEMENT OF ADDITIONAL
INFORMATION - TABLE OF CONTENTS...... 30

     -------------------------------

UNTIL   _________,   2003,  ALL  DEALERS
EFFECTING  TRANSACTIONS  IN  THE  COMMON
STOCK,  WHETHER OR NOT  PARTICIPATING IN
THIS  DISTRIBUTION,  MAY BE  REQUIRED TO
DELIVER A PROSPECTUS.

                SUBJECT TO COMPLETION, DATED ______________, 2003

                               THE CUBA FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

     The Cuba Fund, Inc. (the "Fund") is a diversified, closed-end management investment company. This statement of additional information ("SAI") does not constitute a prospectus, but should be read in conjunction with the Fund's prospectus dated ________ __, 2003. This SAI does not include all of the information that a prospective investor should consider before participating in the rights offering described in the prospectus or purchasing the Fund's common stock. A copy of the Fund's prospectus describing the rights offering may be obtained without charge by calling (____) ____________. You may also obtain a copy of the prospectus on the Securities and Exchange Commission's web site at http://www.sec.gov. Capitalized terms used, but not defined in this SAI, have the meanings given to them in the prospectus.

     THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                      This SAI is dated _______ __ , 2003.

                                TABLE OF CONTENTS

GENERAL INFORMATION .....................................................      3
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES ..........      3
MANAGEMENT OF THE FUND ..................................................      4
DIRECTOR COMPENSATION ...................................................      6
CODE OF ETHICS ..........................................................      7
PROXY VOTING POLICIES AND PROCEDURES ....................................      7
SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS .........................      7
INVESTMENT ADVISORY AND OTHER SERVICES ..................................      8
BROKERAGE ALLOCATION AND OTHER PRACTICES ................................      9
REPURCHASE OF SHARES ....................................................     10
TAX STATUS ..............................................................     11
EXPERTS .................................................................     12
ADDITIONAL INFORMATION ..................................................     12
INDEPENDENT AUDITORS' REPORT ............................................    F-1
STATEMENT OF ASSETS AND LIABILITIES .....................................    F-2

                               GENERAL INFORMATION

     The Fund is a diversified, closed-end management investment company incorporated under the laws of the State of Maryland on October 10, 1991. The Fund's investment objective is to seek maximum total return. The Fund will pursue its objective by investing primarily in securities of issuers and companies that re likely, in the opinion of the adviser, to benefit from
political,   legal  and  economic  developments  in  Cuba.   HERZFELD/CUBA  (the
"Adviser"), a division of Thomas J. Herzfeld Advisors, Inc., serves as the Fund's investment adviser.

         ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES

     Most of the different types of securities in which the Fund may invest, subject to its investment objective, policies and restrictions, are described in the prospectus, under "Risk Factors" and "Investment Objective and Policies." Additional information concerning certain of the Fund's investment policies and investments is set forth below.

INVESTMENT POLICIES

     The  following  information   supplements  the  discussion  of  the  Fund's
investment objective, policies and techniques that are described in the prospectus.

     PREFERRED STOCKS. The Fund may invest in preferred stocks. Generally, preferred stockholders receive dividends prior to distributions on common stock and have a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock which trades on an exchange or other market typically does not have voting rights; preferred stock, in some instances, is convertible into common stock. The Fund may, from time to time, invest in preferred stocks that are rated investment grade by Moody's Investment Services and Standard & Poor's Corporation at the time of investment or whose issuer's senior debt is rated investment grade by Moody's or Standard & Poor's at the time of investment, although the Fund is not limited to investments in investment grade preferred stocks. In addition, the Fund may acquire unrated preferred stocks that the Adviser deems to be comparable in quality to rated preferred stocks in which the Fund is authorized to invest.

     MONEY MARKET INSTRUMENTS. Under normal conditions the Fund may hold up to [20]% of its assets in cash or money market instruments. The Fund intends to invest in money market instruments (as well as short-term debt securities issued by the U.S. Treasury Department or by other agencies of the U.S. Government) pending investments in debt securities, to serve as collateral in connection with certain investment techniques, and to hold as a reserve pending the payment of dividends to investors. When the Adviser believes that economic circumstances warrant a temporary defensive posture, the Fund may invest without limitation in short-term money market instruments.

     Money market instruments that the Fund may acquire will be securities rated in the highest short-term rating category by Moody's or Standard & Poor's or the equivalent from another major rating service, securities of issuers that have received such ratings with respect to other short-term debt or comparable unrated securities. Money market instruments in which the Fund typically expects to invest include: U.S. government securities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks); commercial paper rated P-l by Moody's or A-1 by Standard & Poor's; and repurchase agreements. See "Appendix A - Ratings of Corporate Obligations and Commercial Paper" attached to the Fund's prospectus for further information on ratings by Moody's and Standard & Poor's.

     INVESTMENTS IN OTHER REGISTERED INVESTMENT COMPANIES ("RICS"). The Fund may invest up to [10]% of its assets in other investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund may, from time to time, invest in other closed-end RICs when they are trading at a discount, and when market conditions seem appropriate to the Adviser. There are risks associated with investments in RICs, including the risk that dividends, if any, paid by the RICs could be reduced or eliminated. Closed-end RICs can trade at substantial discounts to their net asset value. RICs also have expenses associated with their management. To the extent that the Fund invests in other RICs, the Fund's stockholders will indirectly be incurring expenses, including investment advisory fees, for both the Fund and for that portion of the Fund's assets invested in other RICs. Despite this, the Adviser believes the "double-expense" aspect of investing in RICs generally has a minimal impact on the Fund when compared to the discount at which the Fund may invest in other RICs. The NAV and market value of RICs will fluctuate with the value of the underlying assets.

INVESTMENT RESTRICTIONS

     A number of the Fund's investment policies have been defined as "fundamental" policies in the prospectus. No fundamental policy may be changed without the vote of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or
(ii) more than 50% of the shares, whichever is less. With the exception of the fundamental policies, all other policies, statements, objectives, terms and conditions may be changed by the Fund's board of directors (the "Board") without stockholder approval. Additional non-fundamental policies include the following:

     [to come]

PORTFOLIO TURNOVER

     It is the Fund's policy to sell any security whenever, in the opinion of the Adviser, the appreciation possibilities of the security have been substantially realized or the business or market prospects for the issuer of such security have deteriorated, irrespective of the length of time that such security has been held. In addition, the Fund from time to time may engage in short-term transactions in order to take advantage of what the Adviser believes to be market inefficiencies in the pricing of equity and equity-linked securities. The Adviser expects that the Fund's annual rate of portfolio turnover may exceed 100% at times when the Fund is taking advantage of short-term trading opportunities or if a complete reallocation of the Fund's investment portfolio becomes advisable upon the lifting of the U.S. embargo. A 100% annual turnover rate would occur if all of the securities in the Fund's portfolio were replaced once within a period of one year. The turnover rate has a direct effect on the transaction costs borne by the Fund.

                             MANAGEMENT OF THE FUND

     The Fund's Board of Directors (the "Board") is responsible for the overall management of the Fund, including oversight of the Adviser and other service providers. There are [five] directors of the Fund. Two of the directors are "interested persons" (as defined in the 1940 Act). Information about both the Fund's directors and officers is set forth in the tables below.

INFORMATION ABOUT DIRECTORS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                          Principal          in Fund        Other
                                    Position(s)       Length of       Occupation(s) and      Complex     Directorships
                                     Held With    Term Served, and     During the Past     Overseen by     Held by
Name, Address, Age                     Fund        Term of Office         Five Years        Director       Director
----------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
[to be named]                       Director
----------------------------------------------------------------------------------------------------------------------
[to be named]                       Director
----------------------------------------------------------------------------------------------------------------------
[to be named]                       Director
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS
----------------------------------------------------------------------------------------------------------------------
Thomas J. Herzfeld  *               President,    Director of Fund   Chairman and             2 **       None
P.O. Box 161465                     Chairman      since 1991.        President of Thomas
Miami, Florida 33116                of the        Three year term    J. Herzfeld & Co.,
                                    Board of      of office.         Inc., and Thomas J.
Age: 58                             Directors,                       Herzfeld Advisors,
                                    and                              Inc.
                                    Director
----------------------------------------------------------------------------------------------------------------------
Cecilia Gondor *                    Secretary,    Director of Fund   Executive Vice           2 **       None
P.O. Box 161465                     Treasurer     since 1991.        President of Thomas
Miami, Florida 33116                and           Three year term    J. Herzfeld & Co.,
                                    Director      of office.         Inc., and Thomas J.
Age: 40                                                              Herzfeld Advisors,
                                                                     Inc.
----------------------------------------------------------------------------------------------------------------------

     * Each of Mr. Herzfeld and Ms. Gondor is an "interested person" of the Fund because he or is an officer of the Fund's Adviser and because he and she is an officer of an affiliate of the Fund's Adviser.

     **   Each of Mr. Herzfeld and Ms. Gondor is a director of the Herzfeld Fund
Complex, which is comprised of the Fund and The Herzfeld Caribbean Basin Fund, Inc., a registered closed-end investment company.

COMMITTEES OF THE BOARD OF DIRECTORS

     The Board has formed an Audit Committee, but does not at present have a nominating or compensation committee.

     The Board has adopted a written charter for the Audit Committee, which became effective ________________, 2003. The Audit Committee of the Board currently consists of ____________, ____________ and _______________, none of whom is an "interested person" of the Fund. Each member of the Audit Committee is considered independent under the applicable Nasdaq listing standards. The Audit Committee reviews the scope of the audit by the Fund's independent accountants, confers with the accountants with respect to the audit and the internal accounting controls of the Fund and with respect to such other matters as may be important to an evaluation of the audit and the financial statements of the Fund, and makes recommendations with respect to the selection of accountants for the Fund. During the fiscal year ended ____________, 2002, the Audit Committee did not meet as the Fund had not yet commenced operations.

OWNERSHIP OF THE FUND BY DIRECTORS

     Set forth in the following table are the directors of the Fund, together with the dollar range of equity securities beneficially owned by each director as of _________, 2003, as well as the aggregate dollar range of equity securities in all funds overseen or to be overseen in a family of investment companies (i.e., funds managed by the Adviser).

                                                    Aggregate Dollar Range of
                                                     Equity Securities in All
                          Dollar Range of Equity        Funds in Family of
Name of Director          Securities in the Fund       Investment Companies
-----------------------   ----------------------   -----------------------------
DISINTERESTED DIRECTORS

[    ].................

[    ].................

[    ].................

INTERESTED DIRECTORS

Thomas J. Herzfeld.....

Cecilia Gondor.........

     None of the disinterested directors, and no immediate family member of any disinterested director, owns beneficially or of record any securities of the Fund's Adviser, or any person directly or indirectly controlling, controlled by, or under common control with the Adviser.

     As of ___________, 2003, directors and executive officers (__ persons) beneficially owned an aggregate of less than 1% of the Fund's outstanding shares on that date.

                              DIRECTOR COMPENSATION

     The Fund pays the disinterested directors of the Fund $________ per quarter in addition to $____ for each meeting of the board and $_____ for each committee meeting, if held separately, attended by him, plus reimbursement for expenses. Such fees totaled $________ for the fiscal year ended __________, 2002.

     The aggregate compensation paid by the Fund to each of its directors serving during the fiscal year ended _____________, 2002 is set forth in the compensation table below. Mr. Herzfeld and Ms. Gondor serve on the Fund's Board and on the board of directors of The Herzfeld Caribbean Basin Fund, Inc., a registered investment company also advised by the Adviser (collectively, the "Fund Complex"). Neither Mr. Herzfeld nor Ms. Gondor receive direct compensation for his or her services on either board. None of the other directors serves on the board of any other registered investment company to which the Fund's investment adviser or an affiliated person of the Fund's investment adviser provides investment advisory services.

     Directors and executive officers of the Fund do not receive pension or retirement benefits from the Fund.

                            Aggregate     Pension or Retirement    Total Compensation from
Name of Person and        Compensation     Benefits Accrued As    the Fund and Fund Complex
Position with the Fund    from the Fund   Part of Fund Expenses       Paid to Directors
-----------------------   -------------   ---------------------   -------------------------
DISINTERESTED DIRECTORS

[    ].................

[    ].................

[    ].................
INTERESTED DIRECTORS

Thomas J. Herzfeld.....         $                   $                          $

Cecilia Gondor.........         $                   $                          $

     Compensatory information with respect to the Fund is estimated with respect to the first full year of operations of the Fund. All other compensatory information in the above table is as of fiscal year end ___________, 2002.

                                 CODE OF ETHICS

     The Fund and the Adviser have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act. The code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund, following certain black-out periods specified in the code, and subject to certain other conditions and restrictions.

     The code of ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090 and this code of ethics is available on the EDGAR database on the SEC's internet site at: http://www.sec.gov. Copies of this code of ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                      PROXY VOTING POLICIES AND PROCEDURES

     [To come.]

                 SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

     The following table sets forth certain information regarding the beneficial ownership of the Fund's shares as of ______________, 2003 by each person who is known by the Fund to beneficially own 5% or more of the Fund's common stock.

                  Number of Share      Number of Shares          Percentage
Name of Owner      Directly Owned     Beneficially Owned     Beneficially Owned
--------------------------------------------------------------------------------

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISER

     The Fund has engaged HERZFELD/CUBA, a division of Thomas J. Herzfeld Advisors, Inc., the Adviser, to provide professional investment management to the Fund pursuant to an investment advisory agreement dated _____________, 200__. Each of Thomas J. Herzfeld and Cecilia Gondor are officers of the Fund and employees of the Adviser. See "Management of the Fund" in the prospectus for additional information regarding their positions with the Fund and the Adviser.

ADVISORY AGREEMENT

     On ________200_, the Board, including those persons identified as interested persons and a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party (the "Disinterested Directors"), approved the Advisory Agreement. At the time of the Board's approval of the Advisory Agreement, Mr. Herzfeld and Ms. Gondor were an interested persons of the Fund. In approving the continuation of the Advisory Agreement, the Board, including the Disinterested Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the advisor or its affiliates in connection with providing services to the Fund, compared the fees charged to those of similar funds or clients for comparable services, and analyzed the expenses incurred by the adviser with respect to the Fund. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Fund and its stockholders.

     The Advisory Agreement provides that the Fund shall pay to the Adviser a fee for its services which is equal to 1.5% per annum of the Fund's average weekly net assets.

ADMINISTRATIVE SERVICES

     The Fund has entered into an Administrative Services Agreement with the Adviser, pursuant to which the Adviser performs and arranges for the performance of certain administrative and accounting functions for the Fund, including (i) providing persons satisfactory to the Directors of the Fund to serve as officers and, in that capacity, manage the daily operations of the Fund; (ii) processing the payment of expenses for the Fund; (iii) supervising the preparation of periodic reports to the Fund's stockholders; (iv) preparing materials for Fund Board and Committee meetings; (v) supervising the pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vi) monitoring relationships with organizations providing services to the Fund, including the custodian, transfer agent, auction agent and printers; (vii) supervising compliance by the Fund with record-keeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Adviser, custodian and/or transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (viii) providing executive, clerical and secretarial help needed to carry out these responsibilities. As compensation for these services, the Adviser receives an annual fixed of $75,000.

CUSTODIAN

     The custodian for the securities and cash of the Fund is _______________, located at _______________________. The custodian is a [commercial bank], formed as a ____________. The custodian's services include, in addition to the custody of all cash and securities owned by the Fund, the maintenance of a custody account in the custodian's trust department, the segregation of all certificated securities owned by the Fund, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody account of the Fund, releasing and delivering securities from the custody account of the Fund, maintain records with respect to such custody account, delivering to the Fund a daily and monthly statement with respect to such custody account, and causing proxies to be executed. The custodian's fee is paid by the Fund.

INDEPENDENT AUDITORS

     The Fund will be audited by _______________, [address], [city], [state] [zip]. The auditors provide audit and tax return preparation, and consultation services in connection with the review of Fund's various SEC filings.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     Subject to policies established by the Board of Directors, the Adviser is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Fund deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Fund to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer spread or commission), the size, type and difficulty of the transaction involved, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions. While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available.

     Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Adviser in servicing all of its accounts and such research might not be used by the Adviser in connection with the Fund.

     Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission (the "SEC"). Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Fund, including Thomas J. Herzfeld & Co., Inc. and any of its affiliates, will not serve as the Fund's dealer in such transactions. However, affiliated persons of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Thomas J. Herzfeld & Co., Inc. is a member or in a private placement in which Thomas J. Herzfeld & Co., Inc. serves as placement agent except pursuant to procedures adopted by the Board of Directors of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

     Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the 1940 Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Directors have considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Directors will reconsider this matter from time to time.

     Section 11(a) of the Securities Exchange Act of 1934 generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the SEC has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Thomas J. Herzfeld & Co., Inc. acting as a broker for the Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Fund and annual statements as to aggregate compensation will be provided to the Fund.

     Securities may be held by, or be appropriate investments for, the Fund as well as other funds or investment advisory clients of the Adviser or its affiliates. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Adviser or an affiliate when one or more clients of the Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the Adviser or an affiliate act as investment adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                              REPURCHASE OF SHARES

     The Fund is a closed-end investment company and as such its stockholders do not have the right to cause the Fund to redeem their shares. Instead, the Fund's common stock trades in the open market at a price that is a function of several factors, including net asset value, dividend stability, relative demand for and supply of such common stock in the market, general market and economic conditions, dividend levels (which are in turn affected by expenses), and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value (a "Discount"), the Board may consider actions that might be taken to reduce or eliminate any material Discount in respect of common stock, which may include the repurchase of such stock in the open market or in private transactions, the making of a tender offer for such stock at net asset value, or the conversion of the Fund to an open-end investment company. The Board may not decide to take any of these actions, and has determined that it will take no such actions prior to 15 years of operations. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce any Discount.

     If the Fund should issue preferred stock in the future, the Fund's ability to repurchase shares of, or tender for, its common stock may be limited by the asset coverage requirements of the 1940 Act and by asset coverage and other requirements imposed by various rating agencies. No assurance can be given that the Board will decide to undertake share repurchases or tenders or, if undertaken, that repurchases and/or tender offers will result in the Fund's common stock trading at a price that is close to, equal to or above net asset value. The Fund may borrow to finance repurchases and/or tender offers. Any tender offer made by the Fund for its shares may be at a price equal to or less than the net asset value of such shares. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering stockholders.

     Subject to its investment limitations, the Fund may borrow to finance the repurchase of common stock or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board would have to comply with the Securities Exchange Act of 1934 and the 1940 Act and the rules and regulations under each of those acts.

     Because the Fund has never repurchased its common stock and has no present intention to do so, the Board has not established procedures and criteria applicable to repurchases of shares by the Fund.

     The repurchase by the Fund of its common stock at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's common stock trading at a price equal to its net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end company, may be helpful in reducing any spread between market price and net asset value that might otherwise exist.

     In addition, a purchase by the Fund of its common stock will decrease the Fund's total assets, which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its common stock at a time when preferred shares are outstanding will increase the leverage applicable to the outstanding shares of common stock then remaining and decrease the asset coverage of the preferred shares.

     Before deciding whether to take any action if the common stock trades below net asset value, the Board would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its stockholders and market considerations. Based on these considerations, even if the Fund's common stock should trade at a Discount, the Board may determine that, in the interest of the Fund and its stockholders, no action should be taken.

                                   TAX STATUS

     The Fund will seek to qualify and elect to be treated for each taxable year as a "regulated investment company" under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code") except if, in the judgment of the Adviser, such qualification would severely restrict the Fund's investment opportunities. To qualify under Subchapter M, an investment company must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (i) at least 50% of the market value of the company's assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the company's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the company's assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies).

     The Treasury Department is authorized to issue regulations to provide that foreign currency gains and income from options, futures and forward contracts that are "not directly related" to the Fund's principal business of investing in stock or securities may be excluded from the income that qualifies for purposes of the 90% of gross income requirement and 30% of gross income limitation described above.

     If the Fund qualifies as a regulated investment company, the Fund will not be subject to U.S. Federal income tax on the portion of its income and gains that it distributes to stockholders, provided it meets the gross income and diversification tests described above and distributes at least 90% of its investment company taxable income (which includes the Fund's income, other than net capital gains) each year. For this purpose, foreign taxes that the Fund elects to pass through to its stockholders for foreign tax credit purposes will be treated as distributed. See "U.S. Stockholders -- Foreign Taxes". The Fund may retain for investment its net capital gains (which consist of the excess of net long-term capital gains over net short-term capital losses). However, if the Fund retains such net capital gains, the amount retained will be subject to a tax at the corporate tax rate then in effect for the Fund. In that event, the Fund expects to designate the retained amount as undistributed capital gains in a notice to its stockholders who (i) if subject to U.S. Federal income tax on long-term capital gains, will be required to include in income for tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Fund against their U.S. Federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. Foreign stockholders who are not subject to U.S. Federal income tax on net capital gain can obtain a refund of their proportionate shares of the tax paid by the Fund by filing a U.S. Federal income tax return. For U.S. Federal Income Tax purposes, the tax basis of shares owned by a stockholder of the Fund will be increased by an amount equal to 65% of the amount of undistributed capital gains included in the stockholder's gross income. The Fund intends to distribute at least annually to its stockholders substantially all of its investment company taxable income and net capital gains.

     The Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year an amount equal to the sum of (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the capital gains net income for the one-year period ending on October 31 of each year; and (c) the undistributed income and gains, if any, from the previous years.

                                     EXPERTS

     The statement of assets and liabilities of the Fund as of ________, 2003 appearing in this statement of additional information has been audited by _________________, independent auditors, as set forth in their report thereon appearing elsewhere in the registration statement (of which this statement of additional information forms a part), and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. _________________ located at _____________________________, provides accounting and auditing services to the Fund.

                             ADDITIONAL INFORMATION

     A registration statement on Form N-2, including amendments thereto, relating to the shares offered hereby has been filed by the Fund with the SEC in Washington, DC. The prospectus and this statement of additional information do not contain all the information set forth in the registration statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the registration statement. Statements contained in the prospectus and this statement of additional information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference. You may also review and copy the registration statement by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Copies of the registration statement may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov. In addition, reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site (http://www.sec.gov).

                          INDEPENDENT AUDITORS' REPORT

     To the Board of Directors and Stockholder of The Cuba Fund, Inc.:

     We have audited the statement of assets and liabilities of The Cuba Fund, Inc., as of ____________, 2003. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the financial position of The Cuba Fund, Inc. at _______________, 2003 in conformity with generally accepted accounting principles.

_________________, 2003

                       STATEMENT OF ASSETS AND LIABILITIES

                               THE CUBA FUND, INC.

                             _________________ 2003

ASSETS
     Cash                                                             $_________
     Deferred organization and offering
       expenses (Note 1)                                               _________
     Total assets

LIABILITIES
     Deferred organization and offering
       expenses payable (Note 1)                                       _________

NET ASSETS (Applicable  to _____ shares of
     common stock,  $.001 par value,
     issued and outstanding; 100,000,000
     shares authorized) (Note 1)                                       _________

Net asset value per share of Common Stock
     ($___________ shares of Common Stock)                            $_________

                   NOTES TO STATEMENT OF ASSET AND LIABILITIES

NOTE 1. ORGANIZATION

     The Fund was incorporated under the laws of the State of Maryland on October 10, 1991 as a closed-end, non-diversified management investment company and has had no operations other than the sale to HERZFELD/CUBA of an aggregate of _________ shares for $______________ on ___________, 2003.

     Deferred organization costs will be amortized on a straight-line basis over a five-year period beginning with the commencement of operations of the Fund. Direct costs relating to the public offering of the Fund's shares will be charged to capital at the time of issuance of shares.

NOTE 2. MANAGEMENT ARRANGEMENTS

     The Fund has engaged HERZFELD/CUBA (the "Investment Adviser"), a subsidiary of Thomas J. Herzfeld Advisors, Inc. to provide investment advisory and management services to the Fund. The Investment Adviser will receive an annual fee in an amount equal to ____% of the average weekly net assets of the Fund.

NOTE 3. FEDERAL INCOME TAXES

     [TO BE INSERTED]

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(1)  Financial Statements:

     The registrant has not conducted any business as of the date of this filing, other than in connection with its organization. [Financial
     Statements indicating that the registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by pre-effective amendment to this registration statement.]

(2)  Exhibits

     (a)  Articles of Incorporation *

     (b)  Bylaws *

     (c)  Not applicable

     (d)  Specimen Certificate for common stock *

     (e)  Terms and Conditions of Dividend Reinvestment Plan *

     (f)  Not applicable

     (g)  Investment   Advisory  Agreement  between  the  Cuba  Fund,  Inc.  and
          HERZFELD/CUBA, a division of Thomas J. Herzfeld Advisors, Inc.*

     (h)  (i)  Form of Purchase Agreement *

          (ii) Form of Standard Dealer Agreement *

     (i)  Not applicable

     (j)  Custody Agreement between the Cuba Fund, Inc. and __________________ *

     (k) (i) Transfer Agency and Service Agreement between the Cuba Fund, Inc. and _______________*

          (ii) Administrative Services Agreement between the Cuba Fund, Inc. and Thomas J. Herzfeld Advisors, Inc. *

     (l)  Opinion of Pepper Hamilton LLP *

     (m)  Not applicable

     (n)  Consent of _____________, Independent Auditors of the Fund *

     (o)  Not applicable

     (p)  Not applicable

     (q)  Not applicable

     (r)  Code of Ethics *

* To be filed by amendment

ITEM 25. MARKETING ARRANGEMENTS

     To be furnished by amendment.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTIONS

     The registrant expects to incur approximately $____________ of expenses in connection with the rights offering. The following table identifies the significant expenses associated with the rights offering.

     Registration fees                                                  $_______
     National Association of Securities Dealers, Inc. fee               $_______
     [New York] Stock Exchange listing fee                              $_______
     Printing (other than stock certificates)                           $_______
     Engraving and printing of stock certificates                       $_______
     Accounting fees and expenses                                       $_______
     Legal fees and expenses                                            $_______
     Subscription Agent fees and expenses                               $_______
     Miscellaneous                                                      $_______
     Total Estimated Costs                                              $_______

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL

     The information in the prospectus under the caption "Investment Advisory Agreement" and in Note 1 to the Statement of Assets and Liability is incorporated herein by reference.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

     Title of Class                            Record Holders as of ______, 2003
     --------------                            ---------------------------------

     Common stock, par value $.001 per share                  [ ]

ITEM 29. INDEMNIFICATION

     Article 2, Section 418 of the Maryland law and the Fund's Bylaws provide that the Fund is entitled (and, if successful on the merits or otherwise, obligated) to indemnify each director or officer in connection with any proceeding to which such director or officer is made a party by reason of service in his capacity as a director of officer, unless it is proved that
     (1) the act or omission of the director or officer was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty, (2) the director or officer actually received an improper personal benefit in money, property or services, or (3) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. The foregoing standards apply both as to third party actions and derivative suits by or in the right of the Fund. Indemnification may be against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director or officer in connection with the proceeding. If, however, the proceeding is one by or in the right of the Fund, indemnification may not be made in respect of any proceeding in which the director or officer shall have been adjudged to be liable to the Fund or in a proceeding by the director to enforce indemnification.

     The Investment Advisory Agreement filed as Exhibit 2(g) provides for the indemnification of ________________ for _________________. In addition, the
     Purchase Agreement filed as Exhibit 2(h)(i) provides for the indemnification of _________________ for ______________.

     The registrant has purchased insurance insuring its directors and officers against certain liabilities incurred in their capacities as such, and insuring the registrant against any payments which it is obligated to make to such persons under the foregoing indemnification provisions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Thomas J. Herzfeld Advisors, Inc., in addition to providing portfolio management services to the registrant, provides such services to another registered investment company, individuals, small businesses and institutional clients. The directors and executive officers of the adviser have held the following positions of a substantial nature in the past two years:

                     Other business, vocation,
                     profession or employment of a        Principal business address of
Name                 substantial nature                   other employer
------------------   ----------------------------------   -----------------------------

Thomas J. Herzfeld   Chairman and President of Thomas     P.O. Box 161465, Miami, FL   33116
                     J. Herzfeld & Co., Inc.

Cecilia L. Gondor    Executive Vice President of Thomas   P.O. Box 161465, Miami, FL   33116
                     J. Herzfeld & Co., Inc.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

     All such books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at one or more of the following locations:

     Thomas J. Herzfeld Advisors, Inc., P.O. Box 161465, Miami, FL  33116

     [insert custodian name and address]

     [insert transfer agent name and address]

ITEM 32. MANAGEMENT SERVICES

     Not applicable

ITEM 33. UNDERTAKINGS

     The registrant hereby undertakes:

     (1) to suspend the offering of the shares until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus;

     (3) that for the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance on Rule 430A and contained in the form of prospectus filed by the registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the registration statement as of the time it was declared effective;

     (4) that for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof; and

     (5) to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any statement of additional information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the county of Dade, the State of Florida, and on the 2nd day of April, 2003.

                                        THE CUBA FUND, INC.


                                        By: /s/ Thomas J. Herzfeld
                                            -----------------------------
                                            Thomas J. Herzfeld, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures                 Title                                 Date
----------                 -----                                 ----


/s/ Thomas J. Herzfeld     President and Director                April 2, 2003
-----------------------    (Principal Executive Officer)
    Thomas J. Herzfeld


/s/ Cecilia L. Gondor      Treasurer, Secretary and              April 2, 2003
-----------------------    Director (Principal Financial
    Cecilia L. Gondor      and Accounting Officer)

                                  EXHIBIT INDEX

Exhibit No.               Description of Exhibit               Page
-----------               ----------------------               ----